Equity (Schedule of Reclassifications out of AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue		$ 3,361	$ 3,451	$ 3,088	$ 3,466	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 13,366	[1]	$ 12,586	[1]	$ 11,737	[1]
Electric fuel and other energy-related purchases										(2,814)		(2,301)		(2,333)
Interest and related charges										(1,493)		(1,205)		(1,010)
Other income										1,021		358		429
Income from operations including noncontrolling interests before income tax expense (benefit)										3,129		3,090		2,867
Income tax expense										580		(30)		655
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue		1,810	2,232	1,829	1,748	1,824	2,154	1,747	1,831	7,619	[2]	7,556	[2]	7,588	[2]
Electric fuel and other energy-related purchases										(2,318)		(1,909)		(1,973)
Interest and related charges										(511)		(494)		(461)
Other income										22		76		56
Income from operations including noncontrolling interests before income tax expense (benefit)										1,582		2,314		1,945
Income tax expense										300		774		727
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue		$ 566	$ 533	$ 508	$ 389	$ 405	$ 351	$ 363	$ 404	1,996	[3]	1,523	[3]	1,374	[3]
Net income from discontinued operations	[4]									24		163		152
Interest and related charges	[3]									(174)		(60)		(65)
Other income										89		62		43
Income from operations including noncontrolling interests before income tax expense (benefit)										756		601		623
Income tax expense										124		(65)		197
Income (loss) including noncontrolling interests, net of tax										632		666		$ 426
Deferred (gains) and losses on derivatives-hedging activities | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations including noncontrolling interests before income tax expense (benefit)										137		(47)
Income tax expense										(35)		18
Income (loss) including noncontrolling interests, net of tax										102		(29)
Deferred (gains) and losses on derivatives-hedging activities | Commodity contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue										90		(81)
Electric fuel and other energy-related purchases										(14)
Purchased Gas												2
Deferred (gains) and losses on derivatives-hedging activities | Interest rate contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										48		52
Deferred (gains) and losses on derivatives-hedging activities | Foreign currency contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										13		(20)
Deferred (gains) and losses on derivatives-hedging activities | Virginia Electric and Power Company | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations including noncontrolling interests before income tax expense (benefit)										1		1
Income (loss) including noncontrolling interests, net of tax										1		1
Deferred (gains) and losses on derivatives-hedging activities | Virginia Electric and Power Company | Interest rate contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										1		1
Deferred (gains) and losses on derivatives-hedging activities | Dominion Energy Gas Holdings, LLC | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations including noncontrolling interests before income tax expense (benefit)										26		(6)
Income tax expense										(7)		2
Income (loss) including noncontrolling interests, net of tax										19		(4)
Deferred (gains) and losses on derivatives-hedging activities | Dominion Energy Gas Holdings, LLC | Commodity contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income from discontinued operations										8		8
Deferred (gains) and losses on derivatives-hedging activities | Dominion Energy Gas Holdings, LLC | Interest rate contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										5		6
Deferred (gains) and losses on derivatives-hedging activities | Dominion Energy Gas Holdings, LLC | Foreign currency contracts | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										13		(20)
Unrealized (gains) and losses on investment securities | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized (gain) loss on sale of securities										7		(81)
Impairment												23
Income from operations including noncontrolling interests before income tax expense (benefit)										7		(58)
Income tax expense										(2)		21
Income (loss) including noncontrolling interests, net of tax										5		(37)
Unrealized (gains) and losses on investment securities | Virginia Electric and Power Company | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized (gain) loss on sale of securities												(9)
Impairment												2
Income from operations including noncontrolling interests before income tax expense (benefit)												(7)
Income tax expense												3
Income (loss) including noncontrolling interests, net of tax												(4)
Amortization of prior-service costs (credits) | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										(21)		(21)
Amortization of actuarial losses | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										120		103
Amortization of actuarial losses | Dominion Energy Gas Holdings, LLC | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										6		6
Unrecognized pension and other postretirement benefit costs | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax										99		82
Unrecognized pension and other postretirement benefit costs, income tax expense										(21)		(32)
Unrecognized pension and other postretirement benefit costs, net of tax										78		50
Unrecognized pension and other postretirement benefit costs | Dominion Energy Gas Holdings, LLC | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax										6		6
Unrecognized pension and other postretirement benefit costs, income tax expense										(2)		(2)
Unrecognized pension and other postretirement benefit costs, net of tax										$ 4		$ 4

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to affiliates.
[3]	See Note 24 for amounts attributable to related parties.
[4]	Includes income tax expense of less than $1 million, $91 million and $80 million in 2018, 2017 and 2016, respectively.